SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—98.5%

Alaska — 0.3%
City of Valdez, Marine Terminal Revenue Bonds,
Series A,[1]
0.100%, due 12/01/33	800,000	800,000

Arizona — 1.1%
Salt River Project Agricultural Improvement & Power District, Arizona Electric System Revenue Bonds
5.000%, due 01/01/30	2,225,000	2,880,774

California — 6.0%
City of Los Angeles, Department of Airports Revenue Bonds,
Series A,
5.000%, due 05/15/40	2,005,000	2,519,764
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A, 5.000%, due 06/01/29	1,400,000	1,554,518
Series A, 5.000%, due 06/01/32	2,200,000	2,593,272
Series A, 5.000%, due 06/01/33	1,200,000	1,409,820
State of California Public Works Board Revenue Bonds,
Series A,
5.000%, due 09/01/32	3,625,000	4,227,257
State of California, GO Bonds
5.000%, due 03/01/35	1,725,000	2,268,548
Series A3, 0.100%, due 05/01/34[1]	400,000	400,000
		14,973,179
Connecticut — 1.9%
State of Connecticut, GO Bonds
5.000%, due 08/15/26	1,165,000	1,445,497
Series B, 5.000%, due 05/15/26	2,700,000	3,328,533
		4,774,030
Florida — 11.5%
Miami-Dade County, Subordinate Special Obligation Refunding Revenue Bonds
5.000%, due 10/01/35	4,530,000	5,454,120
Miami-Dade County, Transit System Revenue Bonds,
Series A,
5.000%, due 07/01/43	2,000,000	2,591,700
School Board of St. Lucie County, Sales Tax Revenue Bonds, AGM
5.000%, due 10/01/26	2,500,000	3,032,825

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Florida— (concluded)
School Board of Volusia County, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	3,000,000	3,452,880
School District of Broward County, COP,
Series A, 5.000%, due 07/01/28	2,250,000	2,737,800
Series B, 5.000%, due 07/01/30	2,000,000	2,356,800
State of Florida, Board of Education Public Education Capital Outlay, GO Bonds,
Series A,
5.000%, due 06/01/28	1,560,000	2,061,010
The School Board of Miami-Dade County, COP,
Series A, 5.000%, due 05/01/31	4,000,000	4,719,040
Series B, 5.000%, due 05/01/26	1,900,000	2,271,716
		28,677,891
Georgia — 1.9%
State of Georgia, GO Bonds,
Series A,
5.000%, due 07/01/30	3,630,000	4,760,926

Illinois — 5.2%
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	2,500,000	2,512,850
Illinois State Toll Highway Authority Revenue Bonds,
Series A, 5.000%, due 12/01/21	1,220,000	1,284,209
Series A, 5.000%, due 12/01/32	2,175,000	2,586,640
Illinois State Toll Highway Authority, Refunding, Revenue Bonds
5.000%, due 01/01/29	2,240,000	2,907,229
Series A, 5.000%, due 01/01/30	2,805,000	3,617,917
		12,908,845
Louisiana — 0.8%
City of New Orleans, GO Bonds, AGC-ICC, FGIC
5.500%, due 12/01/21	2,060,000	2,133,192

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Maryland — 1.8%
County of Anne Arundel MD, Consolidated Water and Sewer, GO Bonds,
Series B,
5.000%, due 10/01/38	1,470,000	1,919,791
State of Maryland, GO Bonds,
Series A,
5.000%, due 08/01/30	2,000,000	2,695,520
		4,615,311
Massachusetts — 10.0%
Massachusetts Water Resources Authority Revenue Bonds,
Series B,
5.000%, due 08/01/44	2,000,000	2,607,880
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds
5.000%, due 07/01/30	2,260,000	2,803,869
Series 2020, 5.000%, due 07/01/45	2,005,000	2,583,683
Series A, 5.000%, due 03/01/35	1,815,000	2,084,891
Series C, 5.000%, due 05/01/40	3,000,000	3,824,070
The Commonwealth of Massachusetts, GO Bonds,
Series A, 5.000%, due 01/01/40	2,700,000	3,341,736
Series B, 5.000%, due 07/01/36	1,435,000	1,837,216
Series E, 5.000%, due 11/01/27	4,505,000	5,868,348
		24,951,693
Michigan — 0.8%
Michigan Finance Authority Hospital Trinity Health Credit Group Revenue Bonds,
Series A,
5.000%, due 12/01/25	1,615,000	1,973,966
Minnesota — 1.0%
State of Minnesota, GO Bonds,
Series A,
5.000%, due 08/01/36	1,945,000	2,544,352

Mississippi — 0.4%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development (Chevron USA, Inc. Project), Revenue Bonds,
Series K,[1]
0.100%, due 11/01/35	1,000,000	1,000,000

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Missouri — 0.0%†
Missouri State Health & Educational Facilities Authority Educational Facilities (Washington University) Revenue Bonds,
Series B,[1]
0.110%, due 03/01/40	100,000	100,000
New Jersey — 4.1%
New Jersey Turnpike Authority Revenue Bonds,
Series A, 5.000%, due 01/01/30	3,500,000	4,003,825
Series G, 5.000%, due 01/01/35	2,095,000	2,551,144
State of New Jersey, GO Bonds
5.000%, due 06/01/21	3,300,000	3,392,235
Union County Pollution Control Financing Authority (Exxon Mobil Corp.) Revenue Bonds [1]
0.050%, due 10/01/24	200,000	200,000
		10,147,204
New York — 23.2%
City of New York, GO Bonds
5.000%, due 12/01/40	3,000,000	3,631,950
Series A-1, 5.000%, due 08/01/43	2,400,000	2,911,632
Series B-1, 5.000%, due 10/01/36	1,950,000	2,428,589
Subseries F-1, 5.000%, due 04/01/40	1,940,000	2,322,005
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds,
Series A-1,[1]
0.110%, due 11/01/31	1,500,000	1,500,000
Metropolitan Transportation Authority Revenue Bonds,
Series D-1,
5.000%, due 09/01/22	1,445,000	1,493,408
New York City Municipal Water Finance Authority, Water & Sewer System Revenue Bonds,
Series EE,
5.000%, due 06/15/40	3,000,000	3,700,230
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	2,000,000	2,489,140
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Revenue Bonds,
Series FF,
5.000%, due 06/15/39	2,195,000	2,740,655

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

New York— (concluded)
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	5,760,000	6,655,046
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
5.000%, due 08/01/39	1,445,000	1,769,330
Series A-2, 5.000%, due 08/01/38	3,000,000	3,677,880
Series C-2, 5.000%, due 05/01/35	3,260,000	4,034,348
New York City Transitional Finance Authority Revenue Bonds,
Series S-1,
5.000%, due 07/15/31	1,050,000	1,229,340
New York State Dormitory Authority, State Personal Income Tax General Purpose, Revenue Bonds,
Series A,
5.000%, due 03/15/40	2,500,000	3,052,750
New York State Dormitory Authority, State Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/43	3,500,000	4,237,975
New York State Urban Development Corp., Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/41	3,420,000	4,287,825
New York State Urban Development Corp., Special Tax
5.000%, due 03/15/34	3,000,000	3,438,960
New York State Urban Development Corp., State Personal Income Tax Revenue Bonds,
Series A,
5.000%, due 03/15/36	2,000,000	2,479,960
		58,081,023
Ohio — 2.6%
State of Ohio, Common Schools Refunding, GO Bonds,
Series B,
5.000%, due 09/15/27	5,000,000	6,508,250

Oregon — 1.2%
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds,
Series A,
5.000%, due 09/01/43	2,500,000	3,061,850

Pennsylvania — 5.4%
City of Philadelphia, GO Bonds
5.000%, due 08/01/24	2,000,000	2,325,700

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Pennsylvania— (concluded)
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds
5.000%, due 06/01/22	3,000,000	3,222,480
Commonwealth of Pennsylvania, GO Bonds
5.000%, due 09/15/26	1,225,000	1,540,180
5.000%, due 07/15/27	2,020,000	2,589,802
Pennsylvania Turnpike Commission Turnpike Revenue Bonds
5.000%, due 12/01/36	2,220,000	2,762,279
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds
5.000%, due 12/01/23	1,000,000	1,149,050
		13,589,491
South Carolina — 1.7%
South Carolina Public Service Authority Revenue Bonds,
Series A, 5.000%, due 12/01/24	2,000,000	2,356,180
Series C, 4.000%, due 12/01/20[2]	1,855,000	1,866,724
		4,222,904
Texas — 12.4%
City of Dallas, Waterworks and Sewer System Revenue Bonds,
Series A,
5.000%, due 10/01/31	2,355,000	2,903,951
Dallas and Fort Worth International Airport Revenue Bonds,
Series A,
5.000%, due 11/01/29	2,500,000	3,289,650
Grand Parkway Transportation Corp., Subordinate Tier Toll Revenue Bonds,
Series A,
5.000%, due 10/01/34	1,805,000	2,289,624
Harris County Health Facilities Development Corp., Methodist Hospital Revenue Bonds,
Series A-1,[1]
0.140%, due 12/01/41	10,000,000	10,000,000
Lower Colorado River Authority Refunding LCRA Transmission Services Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,299,060
State of Texas, Transitional Revenue Bonds
4.000%, due 08/26/21	8,285,000	8,568,844

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (concluded)

Texas— (concluded)
The University of Texas System Revenue Bonds,
Series A,
5.000%, due 08/15/38	2,000,000	2,589,320
		30,940,449
Washington — 4.3%
King County School District No. 414 Lake Washington, GO Bonds
4.000%, due 12/01/27	2,430,000	3,007,514
State of Washington, GO Bonds
5.000%, due 08/01/43	3,070,000	3,912,899
Series C, 5.000%, due 02/01/34	1,700,000	2,257,175
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,555,152
		10,732,740
Wisconsin — 0.9%
State of Wisconsin General Fund Annual Appropriation Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,839,045
Wisconsin Health & Educational Facilities Authority Revenue Bonds,
Series A,[1]
0.120%, due 02/15/50	400,000	400,000
		2,239,045
Total municipal bonds (cost—$233,929,370)		246,617,115

	Number of shares
Short-term investments—0.1%
Investment companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.07%[3] (cost — $188,958)	188,958	188,958
Total investments (cost — $234,118,328) — 98.6%		246,806,073
Other assets in excess of liabilities — 1.4%		3,405,482
Net assets — 100.0%		$250,211,555

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's  investments. In the event a Fund  holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	246,617,115	—	246,617,115
Short-term investments	—	188,958	—	188,958
Total	—	246,806,073	—	246,806,073

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
[3]	Rates shown reflect yield at September 30, 2020.

Portfolio acronyms

AGC	Associated General Contractors
AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
ICC	International Code Council

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated June 30, 2020.